INTANGIBLE ASSET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET

NOTE 4 – INTANGIBLE ASSET

In May 2024, the Company recorded an intangible asset with a fair value of $11,161,428. This asset represents non-monetary consideration received under a 5-year customer contract, in which the Company will provide maintenance services to the customer. The intangible asset represents Digital Image data rights in the form of a license agreement received by the Company from the customer.

The fair value of the asset was determined on the contract inception date based on the standalone selling price of the service and goods to be provided to the customer under the 5-year contract since the Company could not reasonably estimate the fair value of the data rights received. The non-monetary transaction was accounted for in accordance with Accounting Standards Codification (ASC) 606-10-32-21 through ASC 606-10-32-24.

On the contract inception date, the Company recorded deferred revenue of $11,161,428 as contract liabilities with a current and non-current component, and then immediately recognized amortization of $199,008 of this deferred revenue relating to the completed pilot program for this contract. The remaining deferred revenue is being recognized over the 5-year term.

In accordance with ASC 350-30-35-1, the amortization for the intangible asset is based on its useful life and the useful life of an intangible asset is the period over which it is expected to contribute directly or indirectly to the future cash flows of that entity. Accordingly, amortization of the intangible asset is recognized over the life of the contract of five years.

In accordance with ASC 350-30-35-14, an intangible asset that is subject to amortization shall be reviewed for impairment if the carrying amount of the asset is not recoverable and exceeds its fair value. There is no indication of impairment at March 31, 2025.

Intangible asset at March 31, 2025 and December 31, 2024 consists of:

	March 31, 2025	December 31, 2024
Intangible Asset, gross	$11,161,428	$11,161,428
Accumulated Amortization	(2,117,432)	(1,569,310)
Intangible Asset, net	$9,043,996	$9,592,118

Amortization of the intangible asset for the three months ended March 31, 2025 and the year ended December 31, 2024, was $548,122 and zero, respectively.

The future amortization of the intangible asset is as follows:

Calendar Year	Amount
2025	$1,644,362
2026	2,192,484
2027	2,192,484
2028	2,192,484
2029	822,182
Total Intangible Asset Amortization	$9,043,996

NOTE 4 – INTANGIBLE ASSET

In May 2024, the Company recorded an intangible asset with a fair value of $11,161,428. This asset represents non-monetary consideration received under a 5-year customer contract, in which the Company will provide maintenance services to the customer. The intangible asset represents Digital Image data rights in the form of a license agreement received by the Company from the customer.

The fair value of the asset was determined on the contract inception date based on the standalone selling price of the service and goods to be provided to the customer under the 5-year contract since the Company could not reasonably estimate the fair value of the data rights received. The non-monetary transaction was accounted for in accordance with Accounting Standards Codification (ASC) 606-10-32-21 through ASC 606-10-32-24.

On the contract inception date, the Company also recorded an immediate amortization of the intangible asset of $199,008 related to the pre-contract costs incurred relating to a pilot program for this contract and recorded deferred revenue of $11,161,428 as contract liabilities with a current and non-current component, and then immediately recognized $199,008 of this deferred revenue relating to the completed pilot program. The remaining deferred revenue is being recognized over the 5-year term.

In accordance with ASC 350-30-35-1, the amortization for the intangible asset is based on its useful life and the useful life of an intangible asset is the period over which it is expected to contribute directly or indirectly to the future cash flows of that entity. Accordingly, amortization of the intangible asset is recognized over the life of the contract of five years.

In accordance with ASC 350-30-35-14, an intangible asset that is subject to amortization shall be reviewed for impairment if the carrying amount of the asset is not recoverable and exceeds its fair value. There is no indication of impairment at December 31, 2024.

Intangible asset at December 31, 2024 and December 31, 2023 consists of:

	December 31,	December 31,
	2024	2023
Intangible Asset, gross	$11,161,428	$—
Accumulated Amortization	(1,569,310)	—
Intangible Asset, net	$9,592,118	$—

Amortization of the intangible asset during the years ended December 31, 2024 and December 31, 2023, was $1,569,310 and zero , respectively.

The future amortization of the intangible asset is as follows:

Calendar Year	Amount
2025	$2,192,484
2026	2,192,484
2027	2,192,484
2028	2,192,484
2029	822,182
Total Intangible Asset Amortization	$9,592,118